Long-Term Debt and Capital Lease Obligations (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Amortization of debt issue costs and accretion of debt discount
Amortization of deferred financing fees	$ 19.9	$ 14.0	$ 3.5
Accretion of debt discount	0.7	0.3
Maturities of long-term debt excluding capital lease obligations
Year ended December 31, 2014	19.9
Year ended December 31, 2015	19.9
Year ended December 31, 2016	19.9
Year ended December 31, 2017	460.7
Year ended December 31, 2018	15.6
Thereafter	2,490.6
Unamortized discount	(3.9)
Long-term debt	$ 3,022.7	$ 2,945.9		$ 3,076.0